Trade receivables - Disclosure of detailed information about trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	€ 27,785	€ 35,182
Contract assets	80	75
Less: loss allowance of receivables	(52)	(52)
TRADE RECEIVABLES, NET	€ 27,813	€ 35,205